HSBC FUNDS

HSBC Emerging Markets Debt Fund
HSBC Total Return Fund
HSBC Frontier Markets Fund
HSBC Asia ex-Japan Smaller Companies Equity Fund
HSBC Global High Yield Bond Fund
HSBC Global High Income Bond Fund
HSBC Global Equity Volatility Focused Fund
HSBC Euro High Yield Bond Fund (USD Hedged)
(each, a “Fund,” and collectively, the “Funds”)

Supplement dated November 16, 2017
to the Prospectus dated February 28, 2017 (as supplemented from time to time)
(the “Prospectus”)

Effective on November 1, 2017, the Funds began using a “straight line” method to allocate certain expenses that are not directly attributable to a particular Fund across the entire HSBC Family of Funds. A Fund’s use of this method will not impact the Fund’s current net expense ratio as any change in the Fund’s current gross expense ratio will be offset by a corresponding reimbursement by HSBC Global Asset Management (USA) Inc. under the Fund’s expense limitation arrangement.

Accordingly, the following changes are being made to the Funds’ prospectus effective immediately:

The following replaces in its entirety the “Fees and Expenses of the Fund” table and its related footnotes in the “HSBC Emerging Markets Debt Fund—Summary Section” of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	0.50%	0.50%
Distribution (12b-1) Fee	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%
Other Operating Expenses	1.29%	1.19%
Total Other Expenses	1.54%	1.19%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses*	2.05%	1.70%
Fee Waiver and/or Expense Reimbursement**	1.19%	1.19%
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	0.86%	0.51%

*

The Total Annual Fund Operating Expenses have been restated to reflect current expenses and do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

**

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.85% for Class A Shares and 0.50% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

The following replaces in its entirety the “HSBC Emerging Markets Debt Fund—Summary Section—Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account until its expiration on March 1, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$559	$977	$1,421	$2,651
Class I Shares	$52	$419	$811	$1,909

The following replaces in its entirety the “Fees and Expenses of the Fund” table and its related footnotes in the “HSBC Total Return Fund—Summary Section” of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	0.85%	0.85%
Distribution (12b-1) Fee	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%
Other Operating Expenses	4.60%	4.50%
Total Other Expenses	4.85%	4.50%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses*	5.73%	5.38%
Fee Waiver and/or Expense Reimbursement**	4.10%	4.10%
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	1.63%	1.28%

*

The Total Annual Fund Operating Expenses have been restated to reflect current expenses and do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

**

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.60% for Class A Shares and 1.25% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

The following replaces in its entirety the “HSBC Total Return Fund—Summary Section—Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account until its expiration on March 1, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$633	$1,753	$2,857	$5,547
Class I Shares	$130	$1,242	$2,346	$5,067

The following replaces in its entirety the “Fees and Expenses of the Fund” table and its related footnotes in the “HSBC Frontier Markets Fund—Summary Section” of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	5.00%	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	1.25%	1.25%
Distribution (12b-1) Fee	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%
Other Operating Expenses	2.39%	2.29%
Total Other Expenses	2.64%	2.29%
Total Annual Fund Operating Expenses*	3.89%	3.54%
Fee Waiver and/or Expense Reimbursement**	1.69%	1.69%
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	2.20%	1.85%

*	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
**

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 2.20% for Class A Shares and 1.85% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

The following replaces in its entirety the “HSBC Frontier Markets Fund—Summary Section—Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account until its expiration on March 1, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$712	$1,480	$2,266	$4,307
Class I Shares	$188	$929	$1,692	$3,698

The following replaces in its entirety the “Fees and Expenses of the Fund” table and its related footnotes in the “HSBC Asia ex-Japan Smaller Companies Equity Fund—Summary Section” of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	5.00%	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	1.00%	1.00%
Other Expenses:
Shareholder Servicing Fee	0.25%	0.00%
Other Operating Expenses	3.86%	3.76%
Total Other Expenses	4.11%	3.76%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses*	5.13%	4.78%
Fee Waiver and/or Expense Reimbursement**	3.86%	3.86%
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	1.27%	0.92%

*

The Total Annual Fund Operating Expenses have been restated to reflect current expenses and do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

**

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.25% for Class A Shares and 0.90% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2019. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

The following replaces in its entirety the “HSBC Asia ex-Japan Smaller Companies Equity Fund—Summary Section—Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account until its expiration on March 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$623	$1,633	$2,640	$5,146
Class I Shares	$94	$1,091	$2,093	$4,616

The following replaces in its entirety the “Fees and Expenses of the Fund” table and its related footnotes in the “HSBC Global High Yield Bond Fund—Summary Section” of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	0.65%	0.65%
Other Expenses:
Shareholder Servicing Fee	0.25%	None
Other Operating Expenses	1.73%	1.63%
Total Other Expenses	1.98%	1.63%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses*	2.66%	2.31%
Fee Waiver and/or Expense Reimbursement**	1.48%	1.48%
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	1.18%	0.83%
*	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
**

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.15% for Class A Shares and 0.80% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

The following replaces in its entirety the “HSBC Global High Yield Bond Fund—Summary Section—Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account until its expiration on March 1, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$590	$1,128	$1,692	$3,221
Class I Shares	$85	$579	$1,100	$2,531

The following replaces in its entirety the “Fees and Expenses of the Fund” table and its related footnotes in the “HSBC Global High Income Bond Fund—Summary Section” of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	0.65%	0.65%
Other Expenses:
Shareholder Servicing Fee	0.25%	None
Other Operating Expenses	1.88%	1.78%
Total Other Expenses	2.13%	1.78%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses*	2.80%	2.45%
Fee Waiver and/or Expense Reimbursement**	1.63%	1.63%
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	1.17%	0.82%
*

The Total Annual Fund Operating Expenses have been restated to reflect current expenses and do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

**

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.15% for Class A Shares and 0.80% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

The following replaces in its entirety the “HSBC Global High Income Bond Fund—Summary Section—Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account until its expiration on March 1, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$589	$1,155	$1,746	$3,342
Class I Shares	$84	$607	$1,158	$2,662

The following replaces in its entirety the “Fees and Expenses of the Fund” table and its related footnotes in the “HSBC Global Equity Volatility Focused Fund—Summary Section” of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	5.00%	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	0.75%	0.75%
Other Expenses:
Shareholder Servicing Fee	0.25%	None
Other Operating Expenses	3.68%	3.58%
Total Other Expenses	3.93%	3.58%
Total Annual Fund Operating Expenses*	4.68%	4.33%
Fee Waiver and/or Expense Reimbursement**	3.38%	3.38%
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	1.30%	0.95%
*	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
**

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.30% for Class A Shares and 0.95% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

The following replaces in its entirety the “HSBC Global Equity Volatility Focused Fund—Summary Section—Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account until its expiration on March 1, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$626	$1,551	$2,482	$4,835
Class I Shares	$97	$1,004	$1,923	$4,276

The following replaces in its entirety the “Fees and Expenses of the Fund” table and its related footnotes in the “HSBC Euro High Yield Bond Fund (USD Hedged)—Summary Section” of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	4.75%	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class I
Management Fee	0.65%	0.65%
Other Expenses:
Shareholder Servicing Fee	0.25%	None
Other Operating Expenses	1.66%	1.56%
Total Other Expenses	1.91%	1.56%
Total Annual Fund Operating Expenses*	2.56%	2.21%
Fee Waiver and/or Expense Reimbursement**	1.51%	1.41%
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	1.05%	0.80%
*	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
**

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 1.05% for Class A Shares and 0.80% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

The following replaces in its entirety the “HSBC Euro High Yield Bond Fund (USD Hedged)—Summary Section—Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account until its expiration on March 1, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$577	$1,096	$1,641	$3,125
Class I Shares	$82	$555	$1,055	$2,434

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE.